17. CONCESSION CONTRACT ASSETS (Details Narrative) - BRL (R$) R$ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Borrowing costs capitalised		R$ 21
Impairment on assets		29	R$ 42
Impairment loss	R$ 26
Remaining balance of indemnity for transmission		348	492
Contract assets		2,005	1,729
Transmission - Assets Remunerated by Tariff [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Contract assets		R$ 849	R$ 637